Shareholder Report, Holdings (Details) - Blue Chip Investor Fund Shares	Dec. 31, 2024
Diversified Companies
Holdings [Line Items]
Percent of Net Asset Value	26.25%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.86%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.61%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.16%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Energy
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Berkshire Hathaway Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	26.25%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AerCap Holdings N.V.
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Brookfield Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	7.49%
Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.28%
Suncor Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.02%
LKQ Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.49%
First Citizens BancShares, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	5.09%
CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.73%
The Walt Disney Company
Holdings [Line Items]
Percent of Net Asset Value	4.56%